TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Gross tax liabilities, beginning balance	$ 1,442	$ 417	$ 1,395
Increase in tax positions for current year	594	493	146
Increase of tax position of prior years	270	541
Decrease of tax position of prior years			(1,076)
Decrease related to settlement with the tax authorities	(1,022)
Decrease in foreign currency adjustments		(9)	(48)
Gross tax liabilities, ending balance	$ 1,284	$ 1,442	$ 417